Intangible Assets Other Than Goodwill (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Acquired Finite Lived Intangible Assets
Finite lived intangible assets amortization method	straight-line
Acquired Finite-lived Intangible Asset, Residual Value	$ 0